REICH & TANG ASSET MANAGEMENT, LLC
                                600 Fifth Avenue
                            New York, NY 10020-2302

                                                    January 5, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

                  Re:      Short-Term Income Fund, Inc.
                           File Nos. 2-65315; 811-2950; CIK: 0000312669

Ladies and Gentlemen:

     On behalf of Short-Term Income Fund, Inc.("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectuses and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on December 23, 2003.

     If you have any questions or comments regarding this filing, please call Lisette Rivera at (212) 830-5432.

                                    Very truly yours,


                                    Short-Term Income Fund, Inc.

                                    By: /s/ Rosanne Holtzer
                                    -----------------------
                                    Rosanne Holtzer
                                    Secretary